Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Profit for the year (S/000)	S/ 168,900	S/ 176,828	S/ 153,170
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107
Basic and diluted earnings per share (S/)	S/ 0.39	S/ 0.41	S/ 0.36